Debt (Tables)	6 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments	Debt consisted of the following:

(in thousands)	December 31, 2020	June 30, 2020
Term Loan (effective interest rate of 7.2%)	$325,000	$325,000
Unamortized debt issuance costs on Term Loan	(5,148)	(5,819)
Unamortized debt discount on Term Loan	(6,516)	(7,367)
Total debt	$313,336	$311,814
Debt consisted of the following as of June 30:

(in thousands)	2020	2019
Credit Agreement	$—	$11,032
Term Loan	325,000	—
Unamortized debt issuance costs on Term Loan	(5,819)	—
Unamortized debt discount on Term Loan	(7,367)	—
Total debt	$311,814	$11,032
Non-recourse debt consisted of the following as of June 30:

(in thousands)	2020	2019
Delayed draw credit facility	$—	$14,835
Unamortized debt issuance costs	—	(300)
Total non-recourse debt	—	14,535
Less non-recourse debt—current	—	3,920
Non-recourse debt—net	$—	$10,615